Income taxes - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation between provision for income taxes and pre-tax income
Consolidated net income	$ 13,357	$ 16,031	$ 21,510
Income taxes	9,092	10,775	13,301
Pre-tax income	$ 22,449	$ 26,806	$ 34,811
French statutory tax rate (as a percent)	25.83%	25.83%	25.83%
Theoretical tax charge	$ (5,799)	$ (6,924)	$ (8,992)
Difference between French and foreign income tax rates	(5,143)	(5,554)	(5,925)
Tax effect of equity affiliates' income (loss)	660	408	477
Permanent differences	1,271	890	800
Adjustments on prior years income taxes	221	109	54
Adjustments on deferred tax related to changes in tax rates	(91)	(35)	216
Variation of deferred tax assets not recognized	(211)	331	69
TOTAL INCOME TAXES	$ (9,092)	$ (10,775)	$ (13,301)
Standard corporate tax rate (as a percent)	25.00%	25.00%	25.00%